Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 101,584	$ 90,863
Charges for the year	26,913	13,058
Provisions reversed with a credit to income	(2,284)	(1,921)
Amounts used	(11,215)	(7,571)
Provision against equity	(4,511)	(4,297)
Transfers from/(to) other accounts	307	(6,597)
Exchange differences and others	3,233	6,183
Transfer to liabilities associated with assets held for sale	1,465	(1,328)
Balance at end of period	115,492	101,584
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	60,876	58,503
Charges for the year	5,082	6,009
Provisions reversed with a credit to income	(1,321)
Amounts used	(2,304)	(4,812)
Provision against equity	(4,511)	(4,297)
Exchange differences and others	1,373	5,473
Balance at end of period	59,195	60,876
Other environment related provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	3,083	2,725
Charges for the year	133	272
Amounts used	(93)	(62)
Exchange differences and others	344	148
Balance at end of period	3,467	3,083
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period		787
Charges for the year	10,807
Provisions reversed with a credit to income	(237)
Transfers from/(to) other accounts	931	787
Exchange differences and others	231
Balance at end of period	11,732
Provisions For Third Party Liability [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	5,835	7,288
Charges for the year	2,451
Provisions reversed with a credit to income	(181)	(1,765)
Amounts used		(189)
Transfers from/(to) other accounts	(12)
Exchange differences and others	(454)	501
Balance at end of period	7,639	5,835
Miscellaneous other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	31,790	21,560
Charges for the year	8,440	6,777
Provisions reversed with a credit to income	(545)	(156)
Amounts used	(8,818)	(2,508)
Transfers from/(to) other accounts	(612)	(7,384)
Exchange differences and others	1,739	61
Transfer to liabilities associated with assets held for sale	1,465	(1,328)
Balance at end of period	$ 33,459	$ 31,790